Revenue - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 1,368	$ 1,498	$ 1,216
Revenues relating to contract liabilities outstanding	$ 544	$ 496	$ 428